Financial Instruments - Fair Value of Financial Assets Measured trough PL or OCI (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	$ (2,444.8)	$ (574.5)
Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1.4)	(27.5)
Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,252.4)	(724.2)
Financial liabilities – FVTPL: | Other payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(25.5)	(7.4)
Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(291.4)	(65.1)
Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,215.7)	(1,704.6)
Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,227.0)	(2,674.6)
Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,883.0)	(3,480.9)
Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,148.9)	(2,305.8)
Level 1
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	4,678.1	1,217.1
Level 1 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2.8)	0.0
Level 1 | Financial liabilities – FVTPL: | Other payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	(7.4)
Level 1 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(291.4)	(65.1)
Level 1 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,127.5)	(1,644.8)
Level 1 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	(3,480.9)
Level 1 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	(7,098.9)	(1,791.6)
Level 2 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1.4)	(27.5)
Level 2 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,249.6)	(724.1)
Level 2 | Financial liabilities – FVTPL: | Other payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(25.5)	0.0
Level 2 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(88.1)	(59.8)
Level 2 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,190.8)	(2,668.9)
Level 2 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,883.0)	0.0
Level 2 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(4,148.9)	(2,305.8)
Level 3
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	(24.0)	0.0
Level 3 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	(0.1)
Level 3 | Financial liabilities – FVTPL: | Other payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(0.1)	0.0
Level 3 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(36.2)	(5.7)
Level 3 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Investments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	3.0	0.0
Investments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Investments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	3.0	0.0
Investments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Investments | FVTOCI
Disclosure of financial assets [line items]
Financial assets, at fair value	25.5	24.0
Investments | FVTOCI | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	8.8	12.6
Investments | FVTOCI | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	8.7	6.3
Investments | FVTOCI | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	8.0	5.1
Equity instruments
Disclosure of financial assets [line items]
Financial assets, at fair value	6,924.1	4,678.0
Equity instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	6,924.1	4,678.0
Equity instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	6,899.2	4,464.3
Equity instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	24.8	213.7
Equity instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.1	0.0
Treasury instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	8.3	29.7
Treasury instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	8.3	29.7
Treasury instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Treasury instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Fixed income securities | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	97.9	87.7
Fixed income securities | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	13.4	75.1
Fixed income securities | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	84.5	12.6
Fixed income securities | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Derivative instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	2,327.6	1,162.0
Derivative instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.6	0.0
Derivative instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	2,322.8	1,161.3
Derivative instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	4.2	0.7
Derivative instruments | FVTOCI
Disclosure of financial assets [line items]
Financial assets, at fair value	12.7	1.5
Derivative instruments | FVTOCI | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Derivative instruments | FVTOCI | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	12.7	1.5
Derivative instruments | FVTOCI | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Amounts receivable from clients | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	169.5	51.9
Amounts receivable from clients | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	169.5	51.9
Amounts receivable from clients | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Amounts receivable from clients | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Trade debtors | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	56.6	108.7
Trade debtors | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Trade debtors | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	56.6	108.7
Trade debtors | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Reverse repurchase agreements | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	3,117.1	2,490.4
Reverse repurchase agreements | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Reverse repurchase agreements | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	3,117.1	2,490.4
Reverse repurchase agreements | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Stock borrowing | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	2,858.2	1,781.7
Stock borrowing | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	1,781.7
Stock borrowing | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	2,858.2	0.0
Stock borrowing | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 0.0	$ 0.0